Inventories, Net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Chemical products	¥ 2,821	$ 432	¥ 4,351
Total	2,821	$ 432	4,351
Pledged
Total	¥ 0		¥ 0